EMPLOYEE BENEFIT EXPENSES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Wages and salaries	€ (994)	€ (889)	€ (872)
Pension costs - defined benefit plans	(19)	(20)	(21)
Other post-employment benefits	(9)	(6)	(6)
Share-based compensation	(16)	(12)	(8)
Total employee benefit expenses	€ (1,038)	€ (927)	€ (907)